COMMON STOCK REPURCHASE AND ISSUANCE - Repurchase Program November 2014 (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 12, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity, Class of Treasury stock
Value of shares repurchased		$ 140	$ 4,096	$ 3,695
Repurchase program November 2014
Equity, Class of Treasury stock
Share repurchase program, Authorized amount	$ 40,000
Share repurchase program, Period in force	24 months
Shares repurchased under program		72,739	2,054,655	1,563,302
Value of shares repurchased		$ 100	$ 4,100	$ 3,700